INCOME TAXES INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense consisted of the following components:

(Dollars in thousands)	2014	2013	2012
Current expense
Federal	$49,561	$41,679	$45,571
State	2,872	2,883	4,956
Total current expense	52,433	44,562	50,527
Deferred (benefit) expense
Federal	(19,368)	(21,393)	(12,499)
State	(3,037)	(3,935)	(1,586)
Total deferred (benefit) expense	(22,405)	(25,328)	(14,085)
Income tax expense	$30,028	$19,234	$36,442

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The difference between the federal income tax rates, applied to income before income taxes, and the effective rates were due to the following:

(Dollars in thousands)	2014	2013	2012
Income taxes computed at federal statutory rate (35%) on income before income taxes	$33,260	$23,646	$36,311
Tax-exempt income	(1,912)	(1,266)	(626)
Bank-owned life insurance	(392)	(409)	(680)
Tax credits	(1,100)	(1,100)	(1,200)
State income taxes, net of federal tax benefit	(107)	(588)	2,191
Tax settlement of unconsolidated subsidiary	0	(1,318)	0
Other	279	269	446
Income tax expense	$30,028	$19,234	$36,442

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The major components of the temporary differences that give rise to deferred tax assets and liabilities at December 31, 2014, and 2013, were as follows:

(Dollars in thousands)	2014	2013
Deferred tax assets
Allowance for loan and lease losses	$19,227	$23,074
Deferred compensation	533	564
Postretirement benefits other than pension liability	938	86
Accrued stock-based compensation	1,170	1,222
Other real estate owned write-downs	1,962	2,507
Interest on nonaccrual loans	1,586	1,145
Accrued expenses	4,616	3,617
Net unrealized losses on investment securities and derivatives	1,926	8,871
Fair value adjustment on acquisitions	844	0
Other	438	465
Total deferred tax assets	33,240	41,551

Deferred tax liabilities
Tax depreciation greater than book depreciation	(6,310)	(7,450)
FHLB and FRB stock	(5,852)	(6,230)
Mortgage-servicing rights	(136)	(12)
Leasing activities	(5,297)	(3,833)
Deferred section 597 gain	0	(20,550)
Prepaid pension	(14,333)	(15,727)
Intangible assets	(12,963)	(11,612)
Deferred loan fees and costs	(1,167)	(2,136)
Prepaid expenses	(364)	(535)
Fair value adjustments on acquisitions	0	(6,714)
Other	(1,824)	(1,180)
Total deferred tax liabilities	(48,246)	(75,979)
Total net deferred tax liability	$(15,006)	$(34,428)